Schedule I - Condensed Financial Information of Parent Company - Statements of Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018	May 31, 2017
Condensed Financial Statements, Captions [Line Items]
Net income	$ 238,065	$ 296,130	$ 274,457
Other comprehensive income, net of tax
Foreign currency translation adjustment	(190,358)	79,293	(47,440)
Unrealized gain on available-for-sale investment, net of tax effect of nil, US$(1,170) and US$1,134 for the years ended May 31, 2017, 2018 and 2019, respectively	19,483	129,545	22,521
Other comprehensive (loss)/ income	(170,875)	208,838	(24,919)
Comprehensive income attributable to New Oriental Education & Technology Group Inc.'s shareholders	68,101	501,855	250,670
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income	238,065	296,130	274,457
Other comprehensive income, net of tax
Foreign currency translation adjustment	(188,982)	76,344	(46,331)
Unrealized gain on available-for-sale investment, net of tax effect of nil, US$(1,170) and US$1,134 for the years ended May 31, 2017, 2018 and 2019, respectively	19,018	129,381	22,544
Other comprehensive (loss)/ income	(169,964)	205,725	(23,787)
Comprehensive income attributable to New Oriental Education & Technology Group Inc.'s shareholders	$ 68,101	$ 501,855	$ 250,670